Lease Liabilities - Summary of Maturities Analysis of Lease Liabilities (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 12,686
2022 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	3,244
2023 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	3,284
2024 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	3,263
2025 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	2,156
2026 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 739